Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 3,395	$ (947)	$ (12,359)	$ 2,596	$ 795
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Foreign exchange (gain) loss	(259)	333	779	(692)	(855)
(Loss) gain on disposal of property and equipment				1	(350)
Depreciation of property and equipment	232	455	744	1,011	1,371
Amortization of intangible assets	3,154	1,905	3,935	2,146	1,109
Deferred income tax (benefits) expenses	850	53	937	402	(1,044)
Interest expense			661	352
Share-based compensation expenses			14,667
Changes in the fair value of warrant liabilities			200	12
Changes in operating assets and liabilities, net of the effects of an acquisition:
Restricted cash			(2,306)	(383)	211
Accounts receivable			(37,463)	(22,189)	6,830
Accounts receivable from related parties			490	5,508	(5,866)
Receivable from MVNO franchisees			805	(1,024)	(3,295)
Inventories			(4,349)	(6,418)	(4,074)
Deferred cost of revenues			(1,491)	(497)	2,469
Prepaid expenses and other current assets			(12,140)	(3,175)	579
Accounts payable			26,999	15,740	(742)
Accrued expenses and other payables			5,215	1,371	2,100
Unrecognized tax benefits			366	1,064	645
Advances from customers			3,623
Deferred revenue			(5,117)	(3,351)	4,888
Income tax payable			1,016	51	165
Deferred government grants			(151)	(1,906)	(3,302)
Net cash (used in) generated from operating activities	1,552	(3,853)	(14,939)	(9,381)	1,634
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(148)	(186)	(842)	(494)	(798)
Purchases of intangible assets	(3,874)	(3,998)	(7,650)	(5,230)	(5,175)
Proceeds from disposal of property and equipment			1	1	14
Loan to a third party					(1,482)
Repayments of a loan to a third party	1,469	244	371	457	75
Net cash used in investing activities	(2,553)	(3,940)	(8,120)	(5,266)	(7,366)
CASH FLOWS FROM FINANCING ACTIVITIES
Prepayment for repurchase of ordinary shares	(10,070)
Proceeds from ordinary shares		62	62
Proceeds from Series E Convertible Redeemable Preferred Shares		9,000	9,000
Proceeds from Series E-1 Convertible Preferred Shares		8
Payment of Series E Convertible Redeemable Preferred Shares' issuance costs		(312)
Proceeds from short-term bank borrowings	1,124		10,456	6,776
Repayments of short-term bank and other borrowings	(2,086)		(4,756)	(2,000)	(817)
Proceeds from long-term bank borrowings	2,955	2,000	2,000	6,000	999
Repayments of long-term bank borrowings	(2,000)	(286)	(2,631)	(571)	(47)
Cash received from the Merger			18,034
Payment of issuance costs for Series E Preferred Shares			(312)
Proceeds from exercise of warrants for Series E-1 Preferred Shares ("Series E-1 Warrants")			8
Net cash generated from (used in) financing activities	(10,077)	10,472	31,861	10,205	135
Effect of foreign exchange rate changes on cash and cash equivalents	(677)	171	648	265	(34)
Net increase (decrease) in cash and cash equivalents	(11,755)	2,850	9,450	(4,177)	(5,631)
Cash and cash equivalents at beginning of period	13,060	3,610	3,610	7,787	13,418
Cash and cash equivalents at end of period	$ 1,305	$ 6,460	13,060	3,610	7,787
Supplemental disclosures of cash flow information:
Income taxes paid				(554)	(620)
Interest paid			(1,877)	(797)	(156)
Interest received			14	65	61
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in account payable, accrued expenses and other liabilities			$ 52	$ 432	$ 462